CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES [Text Block]

4.        CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES

The preparation of the Company's financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, revenues, and expenses. These estimates and judgements are subject to change based on experience and new information which could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affecting future periods. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Going concern considerations

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Management must assess the Company’s ability to continue as a going concern each reporting period. This assessment involves the use of internal budgets and estimates of revenues, expenses and cash flows, which requires a significant amount of management judgement.

Determination of functional currency

The Company determines the functional currency through an analysis of several indicators. Primary considerations include the currency in which the Company's goods and services are sold and the currency of the country whose competitive forces and regulations mainly determine the sales prices of its goods and services. The Company also considers the currency in which funds from financing debt and equity activities are generated and the currency in which receipts from operating activities are retained. Management judgment is applied when there are indicators supporting more than one currency for a Company subsidiary.

Expected credit losses on financial assets

Determining an allowance for expected credit losses for all financial asset receivables not held at fair value through profit or loss requires judgment. Factors that cause the estimate to be sensitive to change include historical and expected future patterns for the probability of default, the timing of collection and the amount of incurred credit losses, and management's judgment about whether economic conditions and credit terms are such that actual losses may be higher or lower than what the historical patterns suggest. These conditions are applied across each of the Company's business units to the extent the expected risk of loss differ from each other.

Inventory

Inventory is valued at the lower of cost and net realizable value. Determining net realizable value requires the Company to make assumptions about estimated selling prices in the ordinary course of business, the estimated costs of completion and the estimated variable costs to sell. Management judgment is applied to determine potential impairment exposure related to potential excess product inventory levels, obsolescence, and expiration.

Business combinations

In a business combination, the Company may acquire assets and assume certain liabilities of an acquired entity. Judgement is used in determining whether an acquisition is a business combination or an asset acquisition. Estimates are made as to the fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date, as well as the fair value of consideration paid and contingent consideration payable. In certain circumstances, such as the valuation of property, plant and equipment, intangible assets and goodwill acquired, the Company obtains assistance from third-party valuation specialists. The determination of these fair values involves a variety of judgment in assumptions, include revenue growth rates, expected operating income, discount rates, and earnings multiples.

Estimated useful lives and depreciation of long-lived assets with finite lives

Amortization of intangible assets with finite lives are dependent upon estimates of useful lives and when the asset is available for use. These are determined through the exercise of judgment and are dependent upon estimates that consider factors such as economic and market conditions, frequency of use, and anticipated changes in laws.

Determination of reporting units and asset groups for impairment testing

Management is required to use judgement in determining which assets or group of assets make up appropriate reporting units and asset groups for the level at which goodwill and other long-lived assets are tested for impairment. Management considers the nature of operations and ability to track asset performance within each of the Company's business units to determine the appropriate level of asset aggregation and allocation, as well as the materiality of the underlying assets within the units.

Impairment of goodwill and long-lived assets

For reporting units to which goodwill and other long-lived assets is allocated is based on a recoverable amount, the impairment test is determined in accordance with the expected cash flow approach or another suitable model depending on the asset type. The calculation is based on assumptions including, but not limited to, the cash flow growth rate and the discount rate. Significant management judgment is required when developing these assumptions, which include internal budgets and expectations, as well as consideration of external Company communications and market estimates of the Company's and its industry's future growth.

For reporting units that test using the market based fair value approach, the fair value is determined based on guideline public companies similar to the reporting unit and considers similar financial metrics, operations and sales channels. The fair value calculation is based on assumptions including the determination of guideline public companies, determining the relevant financial metric to measure the reporting unit's recoverable value, and selecting the amount of the financial metric from the observable range of guideline public company amounts to apply to the reporting unit.

Asset groups are subject to a two-step impairment testing model. Under Step 1 (recoverability test), the undiscounted expected future cash flows from an asset group are compared to the asset group's carrying amount. The estimates involved in this first step are similar to the recoverable amount assumptions discussed above. If the carrying amount exceeds the undiscounted estimated future cash flows, the Company is required to perform a Step 2 fair value test, with a chosen model and estimates similar to those discussed above.

Revenue recognition

Management judgment is required to determine when the Company is acting as principal or agent in a sales contract where the Company is an intermediary, which affects whether the amount of revenue recognized is presented on a gross or net basis, respectively. The Company first considers whether it has obtained control over the product when acting as an intermediary before transferring it to the customer, and if the Company combines or transforms the product with other goods and services before transferring the good to the customer. The Company considers secondary factors, including whether the Company is primarily responsible for the fulfillment of the product obligations to the customer, whether the Company has inventory risk (acquiring and/or paying for the product prior to transferring to the customer, Company liability for damages and sales returns), and whether the Company has price discretion when selling the product to its customers. Management considers the terms of the customer and supplier contracts, as well as established business practices for the arrangements.

Management judgment is required to determine the effects on the sales contract transaction price for the potential impacts of sales returns, discounts, rebates, and other customer incentives. The Company considers the terms of the contract, historical experience, as well as actual and expected customer activity after the end of the reporting period.

The Company's primary sale of products requires management judgment to determine at what point in time control passes to the customer to recognize revenue. The Company considers the customer contract terms, logistic supplier terms, local law, and established business practices to make this determination.

Share based compensation transactions

The Company measures the cost of equity-settled transactions with employees and applicable non-employees by reference to the fair value of the equity instruments at the date at which they are vested. Estimating fair value for share based compensation requires judgment to determine the appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the stock price, stock option, risk-free interest rates, volatility, and dividend yield. For awards with market or performance-based features, the Company applies judgment to determine its expectation of achieving the agreement milestones. Due to the Company's limited history of publicly traded common shares, the volatility and expected term assumptions require additional judgment. The Company considers the Company's actual trading volatility to date compared to actual and expected volatility of comparable companies of similar size and industry that have been publicly traded longer than the Company's shares.

For expected term, the Company generally uses the maximum stated term in the award agreement unless there is reasonable likelihood established to shorten the expected term for potential early exercises.

Income taxes and valuation allowances for deferred tax assets

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. The Company considers relevant tax planning opportunities that are within the Company's control, are feasible and within management's ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined considering all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized net of valuation allowances. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period.

The Company applies judgment when determining whether the earnings of its foreign subsidiaries (outside Canada) will be indefinitely reinvested in those subsidiaries and earnings will not be repatriated. The Company considers its historical practices and projected plans for such subsidiaries when making this assessment.

The Company must apply judgement when determining whether it has taken an uncertain tax position. Management has analyzed the tax positions taken by the Company, and has concluded that as of December 31, 2023 and 2022, there were no uncertain tax positions taken.

TruHC Pharma GmbH [Member]
CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES [Text Block]

4.  CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES

The preparation of the Company's financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, and expenses. These estimates and judgements are subject to change based on experience and new information which could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affecting future periods. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Liquidity and going concern considerations

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. Management must assess the Company's ability to continue as a going concern each reporting period. This assessment involves the use of internal budgets and estimates of expenses and cash flows, which requires a significant amount of management judgement.

Leases

Management is required to use judgement in determining the discount rate and whether to include renewal options in the lease term. The determination of the discount rate considers the incremental borrowing rate that would be charged for a loan that is collateralized or secured by the lessee's aggregate collateral, has a term that is similar to the lease term, is for an amount similar to the lease payments, and occurs in a similar economic environment. In this instance, management utilized European corporate debt instruments compounded annually that have a similar term and economic rating. In determining the lease term, management evaluated the fact that the Company's licenses are tied to the lease facility and as such the Company is reasonably certain to exercise the renewal option.

Estimated useful lives and depreciation of long-lived assets with finite lives

Amortization of intangible assets with finite lives are dependent upon estimates of useful lives and when the asset is available for use. These are determined through the exercise of judgment and are dependent upon estimates that consider factors such as economic and market conditions, frequency of use, and anticipated changes in laws.

Determination of asset groups for impairment testing

Management is required to use judgement in determining asset groups for the level at which long-lived assets are tested for impairment. Management considers the nature of operations and ability to track asset performance within each of the Company's business units to determine the appropriate level of asset aggregation and allocation, as well as the materiality of the underlying assets within the units.

Impairment of long-lived assets

Asset groups are subject to a two-step impairment testing model. Under Step 1 (recoverability test), the undiscounted expected future cash flows from an asset group are compared to the asset group's carrying amount. The estimates involved in this first step are similar to the recoverable amount assumptions, including, but not limited to, the cash flow growth rate and the discount rate. Significant management judgment is required when developing these assumptions, which include internal budgets and expectations, as well as consideration of external Company communications and market estimates of the Company's and its industry's future growth. If the carrying amount exceeds the undiscounted estimated future cash flows, the Company is required to perform a Step 2 fair value test, with a chosen model and estimates similar to those discussed above.

Income taxes and valuation allowances for deferred tax assets

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. The Company considers relevant tax planning opportunities that are within the Company's control, are feasible and within management's ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined considering all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized net of valuation allowances. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period.

The Company applies judgment when determining whether the earnings of its foreign subsidiaries (outside Canada) will be indefinitely reinvested in those subsidiaries and earnings will not be repatriated. The Company considers its historical practices and projected plans for such subsidiaries when making this assessment.

The Company must apply judgement when determining whether it has taken an uncertain tax position. Management has analyzed the tax positions taken by the Company, and has concluded that as of March 31, 2024 and December 31, 2023 there were no uncertain tax positions taken.

4.  CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES

The preparation of the Company's financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, and expenses. These estimates and judgements are subject to change based on experience and new information which could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affecting future periods. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Liquidity and going concern considerations

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. Management must assess the Company's ability to continue as a going concern each reporting period. This assessment involves the use of internal budgets and estimates of expenses and cash flows, which requires a significant amount of management judgement.

Leases

Management is required to use judgement in determining the discount rate and whether to include renewal options in the lease term. The determination of the discount rate considers the incremental borrowing rate that would be charged for a loan that is collateralized or secured by the lessee's aggregate collateral, has a term that is similar to the lease term, is for an amount similar to the lease payments, and occurs in a similar economic environment. In this instance, management utilized European corporate debt instruments compounded annually that have a similar term and economic rating. In determining the lease term, management evaluated the fact that the Company's licenses are tied to the lease facility and as such the Company is reasonably certain to exercise the renewal option.

Estimated useful lives and depreciation of long-lived assets with finite lives

Amortization of intangible assets with finite lives are dependent upon estimates of useful lives and when the asset is available for use. These are determined through the exercise of judgment and are dependent upon estimates that consider factors such as economic and market conditions, frequency of use, and anticipated changes in laws.

Determination of asset groups for impairment testing

Management is required to use judgement in determining asset groups for the level at which long-lived assets are tested for impairment. Management considers the nature of operations and ability to track asset performance within each of the Company's business units to determine the appropriate level of asset aggregation and allocation, as well as the materiality of the underlying assets within the units.

Impairment of long-lived assets

Asset groups are subject to a two-step impairment testing model. Under Step 1 (recoverability test), the undiscounted expected future cash flows from an asset group are compared to the asset group's carrying amount. The estimates involved in this first step are similar to the recoverable amount assumptions, including, but not limited to, the cash flow growth rate and the discount rate. Significant management judgment is required when developing these assumptions, which include internal budgets and expectations, as well as consideration of external Company communications and market estimates of the Company's and its industry's future growth. If the carrying amount exceeds the undiscounted estimated future cash flows, the Company is required to perform a Step 2 fair value test, with a chosen model and estimates similar to those discussed above.

Income taxes and valuation allowances for deferred tax assets

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. The Company considers relevant tax planning opportunities that are within the Company's control, are feasible and within management's ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined considering all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized net of valuation allowances. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period.

The Company applies judgment when determining whether the earnings of its foreign subsidiaries (outside Canada) will be indefinitely reinvested in those subsidiaries and earnings will not be repatriated. The Company considers its historical practices and projected plans for such subsidiaries when making this assessment.

The Company must apply judgement when determining whether it has taken an uncertain tax position. Management has analyzed the tax positions taken by the Company, and has concluded that as of December 31, 2023 and 2022, there were no uncertain tax positions taken.